DERIVATIVE FINANCIAL INSTRUMENTS - BALANCE SHEET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	$ 41,000,000	$ 50,000,000
Additional margin posted for commodity contracts not subject to rate recovery	10,000,000	2,000,000
Additional margin posted for commodity contracts subject to rate recovery	32,000,000	28,000,000
Total	83,000,000	80,000,000
Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	82,000,000	60,000,000
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	82,000,000	60,000,000
Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	(77,000,000)	(49,000,000)
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	(77,000,000)	(49,000,000)
Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	(364,000,000)	(193,000,000)
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	(364,000,000)	(193,000,000)
Designated as Hedging Instrument [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	7,000,000	4,000,000
Commodity contracts not subject to rate recovery	0	13,000,000
Designated as Hedging Instrument [Member] | Other assets: Sundry [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	2,000,000	1,000,000
Commodity contracts not subject to rate recovery	0	0
Designated as Hedging Instrument [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(24,000,000)	(15,000,000)
Commodity contracts not subject to rate recovery	(14,000,000)	0
Designated as Hedging Instrument [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(228,000,000)	(156,000,000)
Commodity contracts not subject to rate recovery	0	0
Not Designated as Hedging Instrument [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery	248,000,000	245,000,000
Associated offsetting commodity contracts not subject to rate recovery	(242,000,000)	(232,000,000)
Associated cash collateral commodity contracts not subject to rate recovery	0	(6,000,000)
Commodity contracts subject to rate recovery	37,000,000	28,000,000
Associated offsetting commodity contracts subject to rate recovery	(9,000,000)	(2,000,000)
Associated cash collateral commodity contracts subject to rate recovery	0	0
Not Designated as Hedging Instrument [Member] | Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery	36,000,000	32,000,000
Associated offsetting commodity contracts not subject to rate recovery	(27,000,000)	(20,000,000)
Associated cash collateral commodity contracts not subject to rate recovery	(1,000,000)	0
Commodity contracts subject to rate recovery	73,000,000	49,000,000
Associated offsetting commodity contracts subject to rate recovery	(1,000,000)	(2,000,000)
Associated cash collateral commodity contracts subject to rate recovery	0	0
Not Designated as Hedging Instrument [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery	(254,000,000)	(239,000,000)
Associated offsetting commodity contracts not subject to rate recovery	242,000,000	232,000,000
Associated cash collateral commodity contracts not subject to rate recovery	16,000,000	4,000,000
Commodity contracts subject to rate recovery	(57,000,000)	(61,000,000)
Associated offsetting commodity contracts subject to rate recovery	9,000,000	2,000,000
Associated cash collateral commodity contracts subject to rate recovery	5,000,000	28,000,000
Not Designated as Hedging Instrument [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery	(28,000,000)	(21,000,000)
Associated offsetting commodity contracts not subject to rate recovery	27,000,000	20,000,000
Associated cash collateral commodity contracts not subject to rate recovery	1,000,000	0
Commodity contracts subject to rate recovery	(150,000,000)	(64,000,000)
Associated offsetting commodity contracts subject to rate recovery	1,000,000	2,000,000
Associated cash collateral commodity contracts subject to rate recovery	13,000,000	26,000,000
San Diego Gas and Electric Company [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	27,000,000	25,000,000
Additional margin posted for commodity contracts not subject to rate recovery	1,000,000	1,000,000
Additional margin posted for commodity contracts subject to rate recovery	30,000,000	27,000,000
Total	58,000,000	53,000,000
San Diego Gas and Electric Company [Member] | Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	72,000,000	47,000,000
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	72,000,000	47,000,000
San Diego Gas and Electric Company [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	(55,000,000)	(44,000,000)
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	(55,000,000)	(44,000,000)
San Diego Gas and Electric Company [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	(148,000,000)	(59,000,000)
Additional margin posted for commodity contracts not subject to rate recovery	0	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	(148,000,000)	(59,000,000)
San Diego Gas and Electric Company [Member] | Designated as Hedging Instrument [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	0
San Diego Gas and Electric Company [Member] | Designated as Hedging Instrument [Member] | Other assets: Sundry [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	0
San Diego Gas and Electric Company [Member] | Designated as Hedging Instrument [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(13,000,000)	(14,000,000)
San Diego Gas and Electric Company [Member] | Designated as Hedging Instrument [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(12,000,000)	(23,000,000)
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	33,000,000	27,000,000
Associated offsetting commodity contracts subject to rate recovery	(6,000,000)	(2,000,000)
Associated cash collateral commodity contracts subject to rate recovery	0	0
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	73,000,000	49,000,000
Associated offsetting commodity contracts subject to rate recovery	(1,000,000)	(2,000,000)
Associated cash collateral commodity contracts subject to rate recovery	0	0
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		(1,000,000)
Associated cash collateral commodity contracts not subject to rate recovery		1,000,000
Commodity contracts subject to rate recovery	(51,000,000)	(60,000,000)
Associated offsetting commodity contracts subject to rate recovery	6,000,000	2,000,000
Associated cash collateral commodity contracts subject to rate recovery	3,000,000	28,000,000
San Diego Gas and Electric Company [Member] | Not Designated as Hedging Instrument [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	(150,000,000)	(64,000,000)
Associated offsetting commodity contracts subject to rate recovery	1,000,000	2,000,000
Associated cash collateral commodity contracts subject to rate recovery	13,000,000	26,000,000
Southern California Gas Company [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	1,000,000	1,000,000
Additional margin posted for commodity contracts not subject to rate recovery	1,000,000
Additional margin posted for commodity contracts subject to rate recovery	2,000,000	1,000,000
Total	4,000,000	2,000,000
Southern California Gas Company [Member] | Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	0	0
Additional margin posted for commodity contracts not subject to rate recovery	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	0	0
Southern California Gas Company [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	(1,000,000)	(1,000,000)
Additional margin posted for commodity contracts not subject to rate recovery	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	(1,000,000)	(1,000,000)
Southern California Gas Company [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Net amount presented on balance sheet	0	0
Additional margin posted for commodity contracts not subject to rate recovery	0
Additional margin posted for commodity contracts subject to rate recovery	0	0
Total	0	0
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Current assets: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	4,000,000	1,000,000
Associated offsetting commodity contracts subject to rate recovery	(3,000,000)
Associated cash collateral commodity contracts subject to rate recovery	0
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Other assets: Sundry [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	0	0
Associated offsetting commodity contracts subject to rate recovery	0
Associated cash collateral commodity contracts subject to rate recovery	0
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Current liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		(1,000,000)
Associated cash collateral commodity contracts not subject to rate recovery		1,000,000
Commodity contracts subject to rate recovery	(6,000,000)	(1,000,000)
Associated offsetting commodity contracts subject to rate recovery	3,000,000
Associated cash collateral commodity contracts subject to rate recovery	2,000,000
Southern California Gas Company [Member] | Not Designated as Hedging Instrument [Member] | Deferred credits and other liabilities: Fixed-price contracts and other derivatives [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery	0	$ 0
Associated offsetting commodity contracts subject to rate recovery	0
Associated cash collateral commodity contracts subject to rate recovery	$ 0